Convertible Preferred Stock and Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Temporary Equity
The original issuance price per share of Legacy SmartRent’s authorized, issued and outstanding preferred stock follows as of August 24, 2021.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707
September 2018	A	4,541	4,541	$1.1011	5,000
May 2019	B-1	508	508	$4.9767	2,527
May 2019	B	5,425	5,425	$6.2209	33,750
March 2020	C-1	761	761	$10.0223	7,624
March - May 2020; March 2021	C	8,874	8,874	$10.4236	92,468

		24,816	24,816		$146,076

The original issuance price per share of the Company’s authorized, issued and outstanding preferred stock follows as of December 31, 2020.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707
September 2018	A	4,541	4,541	$1.1011	5,000
May 2019	B-1	508	508	$4.9767	2,527
May 2019	B	5,425	5,425	$6.2209	33,750
March 2020	C-1	761	761	$10.0223	7,624
March - May 2020	C	5,756	5,516	$10.4236	57,500

		21,698	21,458		$111,108